Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	R$ 11,165,364	R$ 9,264,664
Marketable securities	894,080	447,878
Trade receivables	6,075,013	4,766,071
Notes receivable	32,302	64,731
Inventories	6,728,002	6,628,890
Biological assets	2,844,633	2,702,164
Recoverable taxes	2,214,186	1,517,548
Derivative financial instruments	63,033	109,222
Prepaid expenses	176,290	166,230
Advances	114,469	123,319
Restricted cash	276,025	13,814
Assets held for sale	3,445	7,204
Other current assets	243,643	142,527
Total current assets	30,830,485	25,954,262
LONG-TERM RECEIVALBLES
Marketable securities	323,811	319,995
Trade receivables	22,620	5,897
Notes receivable	8,035	1,530
Recoverable taxes	4,545,446	5,000,740
Deferred income taxes	2,331,012	2,113,108
Judicial deposits	422,333	415,718
Biological assets	1,787,237	1,858,316
Derivative financial instruments	251,570	529,830
Restricted cash	60,790	72,395
Other non-current assets	221,014	153,052
Total long-term receivables	9,973,868	10,470,581
Investments	129,283	97,895
Property, plant and equipment	15,068,229	14,608,914
Intangible assets	6,673,211	6,140,438
Total non-current assets	31,844,591	31,317,828
TOTAL ASSETS	62,675,076	57,272,090
CURRENT LIABILITIES
Loans and borrowings	1,230,273	2,451,838
Trade accounts payable	13,558,284	12,592,006
Lease	1,014,813	944,326
Payroll, related charges and employee profit sharing	1,557,051	984,457
Taxes payable	1,141,951	585,129
Derivative financial instruments	382,976	76,940
Provision for tax, civil and labor risks	692,650	720,187
Employee benefits	95,276	86,423
Customer advances	475,650	290,279
Other current liabilities	671,653	658,763
Total current liabilities	20,820,577	19,390,348
NON-CURRENT LIABILITIES
Loans and borrowings	19,510,275	17,643,710
Trade accounts payable	11,766	422
Lease	2,978,116	2,777,521
Taxes payable	77,854	90,669
Provision for tax, civil and labor risks	1,539,464	482,983
Deferred income taxes	1,933	60,125
Liabilities with related parties
Employee benefits	467,127	454,398
Derivative financial instruments	236,206	59,819
Other non-current liabilities	532,554	668,439
Total non-current liabilities	25,355,295	22,238,086
EQUITY
Capital	13,349,156	13,349,156
Capital reserves	2,763,364	2,763,364
Profit reserves	2,079,253
Other equity transactions	(141,608)	(70,106)
Treasury shares	(1,345,657)	(96,145)
Other comprehensive loss	(1,618,857)	(1,022,841)
Attributable to controlling shareholders	15,085,651	14,923,428
Non-controlling interests	1,413,553	720,228
Total equity	16,499,204	15,643,656
TOTAL LIABILITIES AND EQUITY	R$ 62,675,076	R$ 57,272,090